Disclosure of finance cost (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Finance income	$ (2,849)	$ (2,792)
Interest expense on long-term debt	87,819	108,767
Accretion on financial liabilities at amortized cost	1,302	1,316
Unwinding of discounts on provisions	4,159	2,586
Withholding taxes	9,641	10,083
Other finance expense	13,256	11,306
Gross finance expense	116,177	181,776
Interest capitalized	(13,149)	(14,705)
Total Finance expense	103,028	167,071
Net foreign exchange (gain) loss	15,772	(489)
Hudbay warrants	(1,051)	2,111
Embedded derivatives	1,790	(1,238)
Investments classified as held-for-trading	(80)	(119)
Reclassification adjustments on disposal of available-for-sale financial investments	(89)	(1,475)
Reclassification adjustments on impairment of available-for-sale financial investments	2,059	1,102
Total other finance (income) expense	18,401	(108)
Net finance expense	$ 118,580	$ 164,171
Senior unsecured notes [Member]
Statement [Line Items]
Borrowings, interest rate	9.50%	9.50%
Tender premium on 9.50% senior unsecured notes	$ 0	$ 47,718
The 2023 Notes [Member]
Statement [Line Items]
Borrowings, interest rate		7.25%
The 2025 Notes [Member]
Statement [Line Items]
Borrowings, interest rate		7.625%